LOSS PER ORDINARY SHARE	9 Months Ended
Sep. 30, 2017
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

16 LOSS PER ORDINARY SHARE

        The computation of basic and diluted loss per share is as follows:

	Nine-month periods ended September 30,
	2016	2017
Net loss	(206,773)	(210,357)
Change in redemption value of redeemable preferred shares	(87,310)	—
(Cumulative) Dividend on preferred shares(i)	(5,588)	—

Net loss attributable to ordinary shareholders	(299,671)	(210,357)

Weighted average number of ordinary shares outstanding—basic and diluted	217,987,922	760,795,203
Loss per ordinary share—basic and diluted	(1.37)	(0.28)

Note (i):	Represents undeclared dividends on redeemable preferred shares that are cumulative and not included in the carrying amount of the redeemable preferred shares.

        During the nine-month period ended September 30, 2017, the Company issued 20,000,000 ordinary shares to its share depository bank which have been and will continue to be used to settle stock option and restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

        The following securities were excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive.

	Nine-month periods ended September 30,
	2016	2017
Share options/restricted shares	28,289,800	53,530,908
Convertible bonds payable	92,813,011	97,298,214
Redeemable preferred shares	349,087,677	—

Total	470,190,488	150,829,122